Right-of use assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Right-of use assets
21	Right-of-use assets

	Aircraft and engines RMB million	Land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
Cost:

At January 1 , 2020	215,381	4,022	2,790	392	222,585

Additions	6,526	45	412	190	7,173
Transfer from construction in progress (Note 20)	5,993	2,440	—	226	8,659
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,780)	—	—	—	(2,780)
Disposals
- disposals	(4,419)	—	(180)	—	(4,599)
- disposal of a subsidiary	—	(26)	—	(43)	(69)

At December 31, 2020	220,701	6,481	3,022	765	230,969

At January 1 , 2021	220,701	6,481	3,022	765	230,969
Additions	3,493	343	1,194	243	5,273
Transfer from construction in progress (Note 20)	302	61	—	152	515
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,761)	—	—	—	(2,761)
Transferred to assets held for sale (Note 35)	(1,582)	—	—	—	(1,582)
Disposals	(5,959)	(75)	(931)	(26)	(6,991)

At December 31, 2021	214,194	6,810	3,285	1,134	225,423

	Aircraft and engines RMB million	Land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
Accumulated amortization and impairment losses:
At January 1 , 2020	67,890	813	637	34	69,374
Amortization charge for the year	14,167	134	997	90	15,388
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(982)	—	—	—	(982)
Disposals
- disposals	(4,419)	—	(132)	—	(4,551)
- disposal of a subsidiary	—	—	—	(7)	(7)
Provision for impairment losses	682	—	—	—	682

At December 31, 2020	77,338	947	1,502	117	79,904

At January 1 , 2021	77,338	947	1,502	117	79,904
Amortization charge for the year	13,616	140	954	178	14,888
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(1,202)	—	—	—	(1,202)
Transferred to assets held for sale (Note 35)	(616)	—	—	—	(616)
Disposals	(5,959)	—	(913)	(21)	(6,893)
Provision for impairment losses (Note 19(a))	1,585	—	—	—	1,585
Impairment losses transfer to assets held for sale (Note 35)	(682)	—	—	—	(682)

At December 31, 2021	84,080	1,087	1,543	274	86,984

Net book value:
At December 31, 2021	130,114	5,723	1,742	860	138,439

At December 31, 2020	143,363	5,534	1,520	648	151,065

The Group was formally granted the rights to use certain parcels of land by the relevant PRC authorities for periods of 30 to 70 years, which expire before 2075.
As at December 31, 2021 and up to the date of approval of these financial statements, the Group is in the process of applying for land use right certificates in respect of certain parcels of land used by the Group. As at December 31, 2021, carrying value of such land use rights of the Group amounted to RMB2,987 million (December 31, 2020: RMB3,019 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the land referred to above are not affected by the fact that the Group has not yet obtained the relevant land use right certificates.
As at December 31, 2021, no land use right of the Group was mortgaged for bank borrowings (December 31, 2020: Nil).

In addition to the amortization charged, the analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2021 RMB million	2020 RMB million	2019 RMB million
Interest on lease liabilities (Note 15)	4,434	5,180	5,302
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	21	(15)	(18)
Expense relating to short-term leases	1,241	1,257	2,092
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	124	106	81
The Group changed the accounting estimates in relation to the depreciation method of components related to engine overhaul costs, with effect from April 1, 2020 (see Note 19(f)).
During the year, additions to
right-of-use
assets were primarily related to the capitalized lease payments payable under new tenancy agreements and newly acquired leasehold aircraft.
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 34(d) and Note 37 respectively.
As disclosed in Note 2(b), the Group has early adopted the Amendment to IFRS 16,
COVID-19-related
rent concessions
beyond June 30, 2021, and applied the practical expedient to all leases except for aircraft and engine leases with eligible rent concessions received by the Group during the year. There is no rent concession received for the year ended December 31, 2021 (2020: RMB7 million).